Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of Transactions With Related Parties
Transactions with related parties during the year and balances outstanding at the year-end:

										Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties

	2022	2021	2020	2022	2021	2020	2022	2021	2022	2021
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	(863)	(210)	(120)	47	34	158	1,423	1,049	(1,732)	(1,392)
Fellow subsidiaries	(60)	(47)	(54)	171	151	148	31	20	(278)	(467)
Associates & joint ventures	(77)	(34)	(29)	17	4	—	4,151	3,075	(973)	(918)
	(1,000)	(291)	(203)	235	189	306	5,605	4,144	(2,983)	(2,777)